Unaudited Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Borrowings
Dividends from joint ventures and associates		$ 60	$ 114
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Issuance of debt	[1]	346
Redemption of debt	[1]	(2,075)
Core structural borrowings of shareholder-financed businesses
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Balance at beginning of period		6,127
Issuance of debt		346
Redemption of debt		(2,075)
Foreign exchange movement		(137)	14
Demerger of Jackson			(250)
Other movements		5	7
Balance at end of period		$ 4,266	6,404
Core structural borrowings of shareholder-financed businesses | Continuing and discontinued operations
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Balance at beginning of period			$ 6,633

[1]	Structural borrowings of shareholder-financed businesses exclude borrowings to support short-term fixed income securities programmes, non-recourse borrowings of investment subsidiaries of shareholder-financed businesses and other borrowings of shareholder-financed businesses. Cash flows in respect of these borrowings are included within cash flows from operating activities.